Earnings Per Share - Summary of Adjusted Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Adjusted net profit attributable to RELX PLC shareholders	£ 1,808	£ 1,674	£ 1,620
Weighted average number of shares, Basic	1,943.5	1,977.2	2,019.4
Adjusted EPS	£ 0.930	£ 0.847	£ 0.802